Morgan Stanley U.S. Government Securities Trust           Two World Trade Center
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001              New York, New York 10048

Dear Shareholder:

U.S. economic growth decelerated through the end of 2000 and continued slowing during the first half of 2001. Much of the weakness was centered in the industrial sector, especially in the telecommunications and technology industries, which had enjoyed such exceptional growth over the previous several years. The industrial contraction was particularly severe during the first quarter of 2001, and manufacturing conditions remained negative through the end of June. Consumer spending, which accounts for about two-thirds of the gross domestic product of the United States, held up remarkably well, but still decelerated. Consumer confidence dropped to its lowest level in some four years.

U.S. monetary and fiscal policies in the six-month period ended June 30, 2001, were aimed at stimulating economic growth. The Federal Reserve Board cut the benchmark federal funds rate by 275 basis points (2.75 percent) during the period. This was the Fed's most aggressive policy adjustment since 1984. As for fiscal policy, Congress passed reductions in personal tax rates that included rebate checks scheduled to be sent out during the third quarter of this year.

The U.S. Treasury market responded positively to the slowing economy in January and February of this year. Since then, the Fed's easing has continued to pull short-term interest rates lower, but expectations for an economic recovery have led to rising long-term rates. Consequently, the yield on the two-year Treasury note fell to 4.24 percent at the end of June from 5.10 percent six months earlier. The yields on 10- and 30-year Treasuries both increased by about 30 basis points, ending the period at 5.41 percent and 5.76 percent, respectively. At the beginning of the period, yields on GNMAs and other mortgage-backed securities were near their highest levels in fifteen years relative to Treasury yields. As the period progressed, mortgage-backed securities performed relatively well. Mortgage yields remained attractive as the period drew to a close.

Performance and Portfolio Strategy

For the six-month period ended June 30, 2001, Morgan Stanley U.S. Government Securities Trust's Class B shares produced a total return of 2.22 percent compared to 2.27 percent for the Lehman Brothers U.S. Government Index.* For the same period, the Fund's Class A, C and D shares posted total returns of 2.43 percent, 2.11 percent and 2.48 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

As spreads narrowed between Treasury securities and mortgage-backed securities, mortgage-backed securities outperformed Treasuries. Consequently, the Fund benefited from its significant exposure to

--------------
* The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S. government and U.S. Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley U.S. Government Securities Trust
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 continued


GNMA mortgage-backed securities, which constituted 58 percent of the Fund at the end of the period. The Fund also benefited from a moderately shorter duration, ending the period with a 5.12-year duration compared with 5.57 years for the Lehman Brothers U.S. Government Index.

Looking Ahead

We believe that the United States is entering a period of moderate economic growth with inflation remaining at acceptable levels. We anticipate that the Fed will continue to pursue an accommodative monetary policy in hopes of maintaining suitable growth and avoiding a recession. Accordingly, adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and opportunities become available.

We appreciate your ongoing support of Morgan Stanley U.S. Government Securities Trust and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo            /s/ Mitchell M. Merin
------------------------------            ---------------------------------
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley U.S. Government Securities Trust
FUND PERFORMANCE o JUNE 30, 2001


                          AVERAGE ANNUAL TOTAL RETURNS

                       CLASS A SHARES*
-------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                              9.43%(1)        4.78%(2)
Since Inception (7/28/97)           6.20%(1)        5.03%(2)


                       CLASS B SHARES**
-------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------
1 Year                              9.23%(1)        4.23%(2)
5 Years                             6.63%(1)        6.32%(2)
10 Years                            6.42%(1)        6.42%(2)


                       CLASS C SHARES+
-------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                              8.90%(1)        7.90%(2)
Since Inception (7/28/97)           5.85%(1)        5.85%(2)


                       CLASS D SHARES++
-------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                              9.62%(1)
Since Inception (7/28/97)           6.42%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley U.S. Government Securities Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                       DESCRIPTION
 AMOUNT IN                           AND                            COUPON
 THOUSANDS                      MATURITY DATE                        RATE            VALUE
-----------------------------------------------------------------------------------------------
              Mortgage-Backed Securities (59.8%)
              Government National Mortgage Assoc. I (58.1%)
 $ 108,883    12/15/28 - 03/15/29 ............................     6.00 %        $  105,344,506
   371,420    10/15/22 - 12/15/30 ............................     6.50             307,916,739
   460,000    * ..............................................     6.50             454,825,000
   716,088    04/15/17 - 03/15/27 ............................     7.00             721,906,621
   367,003    11/15/02 - 06/15/27 ............................     7.50             376,063,320
   120,091    10/15/16 - 07/15/26 ............................     8.00             124,407,086
   112,275    07/15/06 - 04/15/25 ............................     8.50             117,256,725
    82,048    10/15/08 - 08/15/21 ............................     9.00              86,073,647
    52,969    10/15/09 - 12/15/20 ............................     9.50              55,733,720
    57,174    11/15/09 - 11/15/20 ............................    10.00              60,301,135
       174    05/15/10 - 06/15/15 ............................    12.50                 194,397
                                                                                 --------------
                                                                                  2,410,022,896
                                                                                 --------------
              Government National Mortgage Assoc. II (1.6%)
    25,963    01/20/24 - 02/20/24 ............................     6.50              25,719,850
    39,764    03/20/26 - 07/20/29 ............................     7.00              40,198,928
                                                                                 --------------
                                                                                     65,918,778
                                                                                 --------------
              Government National Mortgage Assoc. GPM I (0.1%)
     2,156    08/15/13 - 07/15/15 ............................    12.25               2,443,287
                                                                                 --------------
              Total Mortgage-Backed Securities
              (Cost $2,447,875,853)...........................                    2,478,384,961
                                                                                 --------------
              U.S. Government Obligations (25.0%)
              U.S. Treasury Bonds
   166,000    02/15/25 .......................................     7.625            202,012,040
   215,000    08/15/19 - 08/15/21 ............................     8.125            272,169,100
    85,000    02/15/20 .......................................     8.50             109,845,500
    75,000    08/15/20 .......................................     8.75              99,360,750
   196,000    02/15/19 + .....................................     8.875            259,976,360
    70,000    11/15/18 .......................................     9.00              93,685,200
                                                                                 --------------
              Total U.S. Government Obligations
              (Cost $1,067,202,358)...........................                    1,037,048,950
                                                                                 --------------
              U.S. Government Agencies (10.9%)
              Housing Urban Development Ser 99-A (0.8%)
    18,800    08/01/10 .......................................     6.06              18,381,512
    15,290    08/01/11 .......................................     6.16              14,898,117
                                                                                 --------------
                                                                                     33,279,629
                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) continued

 PRINCIPAL                        DESCRIPTION
 AMOUNT IN                            AND                             COUPON
 THOUSANDS                       MATURITY DATE                         RATE              VALUE
---------------------------------------------------------------------------------------------------
              Resolution Funding Corp. Zero Coupon Strips (9.2%)
 $  47,000    04/15/03 .........................................   0.00 %          $   43,890,950
    46,000    07/15/03 .........................................   0.00                41,845,740
    69,000    10/15/03 .........................................   0.00                62,339,430
    42,419    04/15/04 .........................................   0.00                37,294,361
    18,500    07/15/04 .........................................   0.00                16,023,775
     1,550    04/15/07 .........................................   0.00                 1,141,110
     6,000    10/15/07 .........................................   0.00                 4,279,440
    74,000    10/15/08 .........................................   0.00                49,620,700
    87,000    01/15/10 .........................................   0.00                53,997,420
    40,000    07/15/10 .........................................   0.00                23,850,800
    34,000    10/15/10 .........................................   0.00                20,005,600
    45,000    01/15/11 .........................................   0.00                26,187,300
                                                                                   --------------
                                                                                      380,476,626
                                                                                   --------------
              Small Business Administration (0.9%)
    12,097    Ser 99 - D 04/01/19 ..............................   6.15                11,738,798
    10,730    Ser 99 - F 06/01/19 ..............................   6.80                10,797,411
    13,895    Ser 99 - G 07/01/19 ..............................   7.00                14,094,830
                                                                                   --------------
                                                                                       36,631,039
                                                                                   --------------
              Total U.S. Government Agencies
              (Cost $437,285,049)...............................                      450,387,294
                                                                                   --------------
              Short-Term Investments (13.9%)
              U.S. Treasury Bills
   100,000    07/26/01 .........................................   3.15                99,772,500
   100,000    07/19/01 .........................................   3.23                99,829,528
     2,300    08/16/01 .........................................   3.30                 2,290,091
   100,000    08/09/01 .........................................   3.32                99,631,111
     5,700    09/13/01 .........................................   3.33                 5,659,463
   100,000    08/16/01 .........................................   3.34                99,563,944
    13,800    09/13/01 - 11/15/01 ..............................   3.36                13,691,898
    98,300    09/06/01 - 09/13/01 ..............................   3.40                97,652,330
    45,600    09/13/01 .........................................   3.425               45,275,704
    15,400    08/16/01 - 09/06/01 ..............................   3.49                15,299,769
     1,300    11/15/01 .........................................   3.53                 1,282,124
                                                                                   --------------
              Total Short-Term Investments
              (Cost $580,020,069)...............................                      579,948,462
                                                                                   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) continued


                                                                          VALUE
-----------------------------------------------------------------------------------
Total Investments (Cost $4,532,383,329) (a)..........   109.6 %      $4,545,769,667
Liabilities in Excess of Other Assets ...............   (9.6)          (398,324,778)
                                                        ----         --------------
Net Assets ..........................................   100.0 %      $4,147,444,889
                                                        ====         ==============

------------
GPM   Graduated Payment Mortgage.
* Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
+ This security is segregated in connection with securities purchased on a forward commitment basis.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $58,105,517 and the aggregate gross unrealized depreciation is $44,719,179, resulting in net unrealized appreciation of $13,386,338.



                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2001 (unaudited)

Assets:
Investments in securities, at value
 (cost $4,532,383,329)............................................    $4,545,769,667
Cash .............................................................         1,051,792
Receivable for:
  Interest .......................................................        39,778,526
  Investments sold ...............................................        25,189,947
  Shares of beneficial interest sold .............................         7,639,022
Prepaid expenses and other assets ................................           130,825
                                                                      --------------
  Total Assets ...................................................     4,619,559,779
                                                                      --------------
Liabilities:
Payable for:
  Investments purchased ..........................................       461,968,576
  Shares of beneficial interest repurchased ......................         4,606,414
  Plan of distribution fee .......................................         2,447,229
  Investment management fee ......................................         1,510,909
  Dividends and distributions to shareholders ....................         1,210,147
Accrued expenses and other payables ..............................           371,615
                                                                      --------------
  Total Liabilities ..............................................       472,114,890
                                                                      --------------
  Net Assets .....................................................    $4,147,444,889
                                                                      ==============
Composition of Net Assets:
Paid-in-capital ..................................................    $4,538,507,573
Net unrealized appreciation ......................................        13,386,338
Accumulated net investment loss ..................................        (3,940,374)
Accumulated net realized loss ....................................      (400,508,648)
                                                                      --------------
  Net Assets .....................................................    $4,147,444,889
                                                                      ==============
Class A Shares:
Net Assets .......................................................      $103,849,101
Shares Outstanding (unlimited authorized, $.01 par value).........        11,697,137
  Net Asset Value Per Share ......................................             $8.88
                                                                               =====
  Maximum Offering Price Per Share,
  (net asset value plus 4.44% of net asset value) ................             $9.27
                                                                               =====
Class B Shares:
Net Assets .......................................................    $3,881,926,316
Shares Outstanding (unlimited authorized, $.01 par value).........       436,475,792
  Net Asset Value Per Share ......................................             $8.89
                                                                               =====
Class C Shares:
Net Assets .......................................................       $41,223,315
Shares Outstanding (unlimited authorized, $.01 par value).........         4,600,139
  Net Asset Value Per Share ......................................             $8.96
                                                                               =====
Class D Shares:
Net Assets .......................................................      $120,446,157
Shares Outstanding (unlimited authorized, $.01 par value).........        13,555,929
  Net Asset Value Per Share ......................................             $8.89
                                                                               =====

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL STATEMENTS continued


Statement of Operations
For the six months ended June 30, 2001 (unaudited)

Net Investment Income:
Interest Income ................................................    $  136,743,695
                                                                    --------------
Expenses
Plan of distribution fee (Class A shares) ......................            52,464
Plan of distribution fee (Class B shares) ......................        14,321,558
Plan of distribution fee (Class C shares) ......................           129,727
Investment management fee ......................................         8,990,974
Transfer agent fees and expenses ...............................         1,506,013
Custodian fees .................................................           327,502
Shareholder reports and notices ................................            91,468
Registration fees ..............................................            35,804
Professional fees ..............................................            34,677
Trustees' fees and expenses ....................................            10,605
Other ..........................................................            30,211
                                                                    --------------
  Total Expenses ...............................................        25,531,003
Less: plan of distribution fee rebate (Class B shares) .........        (4,175,936)
                                                                    --------------
  Net Expenses .................................................        21,355,067
                                                                    --------------
  Net Investment Income ........................................       115,388,628
                                                                    --------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ..............................................       106,268,950
Net change in unrealized appreciation ..........................      (133,452,211)
                                                                    --------------
  Net Loss .....................................................       (27,183,261)
                                                                    --------------
Net Increase ...................................................    $   88,205,367
                                                                    ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets


                                                                                    FOR THE SIX         FOR THE YEAR
                                                                                    MONTHS ENDED            ENDED
                                                                                   JUNE 30, 2001      DECEMBER 31, 2000
                                                                                 -----------------   ------------------
                                                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................................    $  115,388,628       $  258,940,161
Net realized gain ............................................................       106,268,950           10,354,536
Net change in unrealized appreciation ........................................      (133,452,211)         145,538,211
                                                                                  --------------       --------------
  Net Increase ...............................................................        88,205,367          414,832,908
                                                                                  --------------       --------------
Dividends to Shareholders From Net Investment Income:
Class A shares ...............................................................        (3,184,473)          (5,585,742)
Class B shares ...............................................................      (111,294,752)        (247,644,329)
Class C shares ...............................................................          (952,438)          (1,268,697)
Class D shares ...............................................................        (3,349,786)          (3,132,208)
                                                                                  --------------       --------------
  Total Dividends ............................................................      (118,781,449)        (257,630,976)
                                                                                  --------------       --------------
Net increase (decrease) from transactions in shares of beneficial interest ...       212,007,638         (459,419,956)
                                                                                  --------------       --------------
  Net Increase (Decrease) ....................................................       181,431,556         (302,218,024)
Net Assets:
Beginning of period ..........................................................     3,966,013,333        4,268,231,357
                                                                                  --------------       --------------
  End of Period
  (Including an accumulated net investment loss of $3,940,374 and
  undistributed net investment income $1,084,393, respectively)...............    $4,147,444,889       $3,966,013,333
                                                                                  ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
NOTES TO FINANCIAL STATEMENTS O JUNE 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter U.S. Government Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley U.S. Government Securities Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to

Morgan Stanley U.S. Government Securities Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2001.

For the six months ended June 30, 2001, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $4,175,936.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.10% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2001 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $82,794, $1,043,819 and $40,424, respectively and received $55,670 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2001 were $1,907,836,562 and $1,809,380,381, respectively.

Morgan Stanley U.S. Government Securities Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $14,050.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,526. At June 30, 2001, the Fund had an accrued pension liability of $55,771 included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

At December 31, 2000, the Fund had an net capital loss carryover of approximately $506,673,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through December 31 of the following years:

                                   AMOUNT IN THOUSANDS
-----------------------------------------------------------------------------------------
    2001           2002         2003         2004         2005        2006        2007
-------------   -----------   ----------   ----------   ---------   ---------   ---------
  $263,492       $118,056      $63,667      $49,153      $3,006      $2,711      $6,588
  ========       ========      =======      =======      ======      ======      ======

At December 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Change in Accounting Policy

Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $1,631,946 decrease in the cost of securities and a corresponding $1,631,946 decrease to net investment income based on securities held as of December 31, 2001.

The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $2,910,426; increase unrealized appreciation by $805,710; and increase net realized gains by $2,104,716. The statement of changes in net assets and the financial highlights for the prior periods have not been restated to reflect this change.

Morgan Stanley U.S. Government Securities Trust
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) continued


7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                  FOR THE SIX                         FOR THE YEAR
                                                  MONTHS ENDED                           ENDED
                                                 JUNE 30, 2001                     DECEMBER 31, 2000
                                       ---------------------------------- ------------------------------------
                                                  (unaudited)
                                            SHARES            AMOUNT            SHARES             AMOUNT
                                       ---------------- -----------------  ---------------- -------------------
CLASS A SHARES
Sold .................................     24,776,156    $  222,749,434        30,702,699     $   267,010,670
Reinvestment of dividends ............        253,215         2,264,034           446,899           3,869,755
Redeemed .............................    (24,489,378)     (220,135,870)      (28,255,356)       (245,912,922)
                                          -----------    --------------       -----------     ---------------
Net increase - Class A ...............        539,993         4,877,598         2,894,242          24,967,503
                                          -----------    --------------       -----------     ---------------
CLASS B SHARES
Sold .................................     63,809,768       574,302,139        66,794,500         579,782,812
Reinvestment of dividends ............      6,783,891        60,747,176        15,443,226         133,649,991
Redeemed .............................    (52,372,808)     (469,921,846)     (146,458,727)     (1,262,985,747)
                                          -----------    --------------      ------------     ---------------
Net increase (decrease) - Class B ....     18,220,851       165,127,469       (64,221,001)       (549,552,944)
                                          -----------    --------------      ------------     ---------------
CLASS C SHARES
Sold .................................      5,588,675        50,701,072         3,481,386          30,798,243
Reinvestment of dividends ............         70,909           639,484            91,523             798,659
Redeemed .............................     (4,102,741)      (37,171,188)       (3,072,754)        (27,087,424)
                                          -----------    --------------      ------------     ---------------
Net increase - Class C ...............      1,556,843        14,169,368           500,155           4,509,478
                                          -----------    --------------      ------------     ---------------
CLASS D SHARES
Sold .................................      5,727,587        51,421,426        12,621,556         109,574,437
Reinvestment of dividends ............        229,173         2,049,289           305,567           2,651,318
Redeemed .............................     (2,847,200)      (25,637,512)       (6,014,574)        (51,569,748)
                                          -----------    --------------      ------------     ---------------
Net increase - Class D ...............      3,109,560        27,833,203         6,912,549          60,656,007
                                          -----------    --------------      ------------     ---------------
Net increase (decrease) in Fund ......     23,427,247    $  212,007,638       (53,914,055)    $  (459,419,956)
                                          ===========    ==============      ============     ===============

Morgan Stanley U.S. Government Securities Trust
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                      FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31        JULY 28, 1997*
                                                     MONTHS ENDED       ---------------------------------------        THROUGH
                                                     JUNE 30, 2001           2000         1999         1998       DECEMBER 31, 1997
                                                     -------------      ------------  ------------  -----------   -----------------
                                                     (unaudited)
Class A Shares+
Selected Per Share Data:
Net asset value, beginning of period ............        $ 8.94             $ 8.58        $ 9.18      $ 9.09           $ 9.03
                                                         ------             ------        ------      ------           ------
Income (loss) from investment operations:
 Net investment income ..........................          0.28               0.56          0.58        0.59             0.25
 Net realized and unrealized gain (loss) ........         (0.06)              0.36         (0.60)       0.09             0.06
                                                         ------             ------        ------      ------           ------
Total income (loss) from investment operations ..          0.22               0.92         (0.02)       0.68             0.31
                                                         ------             ------        ------      ------           ------
Less dividends from net investment income .......         (0.28)             (0.56)        (0.58)      (0.59)           (0.25)
                                                         ------             ------        ------      ------           ------
Net asset value, end of period ..................        $ 8.88             $ 8.94        $ 8.58      $ 9.18           $ 9.09
                                                         ======             ======        ======      ======           ======
Total Return+  ..................................          2.43%(1)          11.18%       (0.26)%       7.70%            3.50%(1)
Ratios to Average Net Assets:
Expenses ........................................          0.64%(2)(3)        0.77%(3)     0.70 %(3)    0.76%(3)         0.77%(2)
Net investment income ...........................          6.09%(2)(3)(4)     5.81%(3)     6.50 %(3)    6.45%(3)         6.57%(2)
Supplemental Data:
Net assets, end of period, in thousands .........      $103,849            $99,750      $70,881      $58,538          $20,841
Portfolio turnover rate .........................            45%(1)             19%          11 %         14%               4%


-----------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.08%. The Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.



                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL HIGHLIGHTS continued


                                                   FOR THE SIX                          FOR THE YEAR ENDED DECEMBER 31
                                                   MONTHS ENDED       --------------------------------------------------------------
                                                  JUNE 30, 2001            2000          1999          1998       1997*       1996
                                                 ------------------   --------------------------------------------------------------
                                                   (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ............     $ 8.95              $ 8.59         $ 9.20        $ 9.10      $ 8.92    $ 9.21
                                                     -------              ------         ------        ------      ------    ------
Income (loss) from investment operations:
 Net investment income ..........................       0.26                0.57           0.55          0.54        0.56      0.56
 Net realized and unrealized gain (loss) ........      (0.06)               0.36          (0.61)         0.10        0.18     (0.29)
                                                     -------              ------         ------        ------      ------    ------
Total income (loss) from investment operations ..       0.20                0.93          (0.06)         0.64        0.74      0.27
                                                     -------              ------         ------        ------      ------    ------
Less dividends from net investment income .......      (0.26)              (0.57)         (0.55)        (0.54)      (0.56)    (0.56)
                                                     -------              ------         ------        ------      ------    ------
Net asset value, end of period ..................     $ 8.89              $ 8.95         $ 8.59        $ 9.20      $ 9.10    $ 8.92
                                                     =======              ======         ======        ======      ======    ======
Total Return+ ...................................       2.22%(1)           11.23%        (0.65)%         7.27%       8.56%     3.16%
Ratios to Average Net Assets:
Expenses ........................................       1.07%(2)(3)(4)      0.72%(3)(4)   1.02 %(3)(4)   1.27%(3)    1.26%     1.25%
Net investment income ...........................       5.66%(2)(3)(4)(5)   5.86%(3)(4)   6.18 %(3)(4)   5.94%(3)    6.22%     6.28%
Supplemental Data:
Net assets, end of period, in millions ..........     $3,882              $3,745        $4,145         $4,996      $5,429    $6,450
Portfolio turnover rate .........................         45%(1)              19%           11 %           14%          4%        8%

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.29% and 5.44%, respectively for the six months ended June 30, 2001; 1.29% and 5.29%, respectively, for the year ended December 31, 2000 and 1.29% and 5.91%, respectively, for the year ended December 31, 1999.
(5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.08%. The Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL HIGHLIGHTS continued



                                                                             FOR THE YEAR ENDED DECEMBER 31        FOR THE PERIOD
                                                       FOR THE SIX        -------------------------------------    JULY 28, 1997*
                                                      MONTHS ENDED                                                    THROUGH
                                                      JUNE 30, 2001           2000         1999         1998       DECEMBER 31, 1997
                                                  ---------------------   -----------   -----------  ----------   ------------------
                                                      (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ............       $ 9.02             $ 8.65        $ 9.26        $ 9.17         $ 9.03
                                                        ------             ------        ------        ------         ------
Income (loss) from investment operations:
 Net investment income ..........................         0.25               0.52          0.53          0.55           0.23
 Net realized and unrealized gain (loss) ........        (0.06)              0.37         (0.61)         0.09           0.14
                                                        ------             ------        ------        ------         ------
Total income (loss) from investment operations ..         0.19               0.89         (0.08)         0.64           0.37
                                                        ------             ------        ------        ------         ------
Less dividends from net investment income .......        (0.25)             (0.52)        (0.53)        (0.55)         (0.23)
                                                        ------             ------        ------        ------         ------
Net asset value, end of period ..................       $ 8.96             $ 9.02        $ 8.65        $ 9.26         $ 9.17
                                                        ======             ======        ======        ======         ======
Total Return+ ...................................         2.11%(1)          10.70%        (0.90)%        7.14%          4.14%(1)
Ratios to Average Net Assets:
Expenses ........................................         1.29%(2)(3)        1.29%(3)      1.29 %(3)     1.27%(3)       1.25%(2)
Net investment income ...........................         5.44%(2)(3)(4)     5.29%(3)      5.91 %(3)     5.94%(3)       5.81%(2)
Supplemental Data:
Net assets, end of period, in thousands .........      $41,223            $27,445       $22,004       $17,087         $4,385
Portfolio turnover rate .........................           45%(1)             19%           11 %          14%             4%

------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.08%. The Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley U.S. Government Securities Trust
FINANCIAL HIGHLIGHTS continued


                                                                         FOR THE YEAR ENDED DECEMBER 31       FOR THE PERIOD
                                                    FOR THE SIX       ------------------------------------    JULY 28, 1997*
                                                   MONTHS ENDED                                                   THROUGH
                                                   JUNE 30, 2001        2000          1999         1998      DECEMBER 31, 1997
                                                 -----------------    --------     ---------     ---------   -----------------
                                                     (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ............    $ 8.95            $ 8.58        $ 9.18       $ 9.11          $ 9.03
                                                     ------            ------        ------       ------          ------
Income (loss) from investment operations:
 Net investment income ..........................      0.28              0.58          0.59         0.61            0.27
 Net realized and unrealized gain (loss) ........     (0.06)             0.37         (0.60)        0.07            0.08
                                                     ------            ------        ------       ------          ------
Total income (loss) from investment operations ..      0.22              0.95         (0.01)        0.68            0.35
                                                     ------            ------        ------       ------          ------
Less dividends from net investment income .......     (0.28)            (0.58)        (0.59)       (0.61)          (0.27)
                                                     ------            ------        ------       ------          ------
Net asset value, end of period ..................    $ 8.89            $ 8.95        $ 8.58       $ 9.18          $ 9.11
                                                     ======            ======        ======       ======          ======
Total Return+ ...................................      2.48%(1)         11.43%        (0.10)%       7.72%           3.87%(1)
Ratios to Average Net Assets:
Expenses ........................................      0.54%(2)(3)       0.54%(3)      0.54 %(3)    0.52%(3)        0.52%(2)
Net investment income ...........................      6.19%(2)(3)(4)    6.04%(3)      6.66 %(3)    6.69%(3)        6.91%(2)
Supplemental Data:
Net assets, end of period, in thousands .........  $120,446           $93,446       $30,315      $20,392         $11,367
Portfolio turnover rate .........................        45%(1)            19%           11 %         14%              4%

------------
 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets by 0.08%. The Financial Highlight data presented in this table for prior periods has not been restated to reflect this change.


                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

David S. Horowitz
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


[LOGO]

[GRAPHIC OMITTED]


MORGAN STANLEY
U.S. GOVERNMENT
SECURITIES TRUST


SEMIANNUAL REPORT
June 30, 2001